EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2023
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer	Furniture	Vehicles	Leasehold Improvement	Demo Equipment	Total
	$	$	$	$	$	$
Cost:
Balance at November 30, 2021	24,028	19,271	16,014	3,826	239,747	302,886
Disposal	-	-	(16,243)	-	-	(16,243)
Foreign currency translation adjustment	(997)	190	229	(182)	3,158	2,398
Balance at November 30, 2022	23,031	19,461	-	3,644	242,905	289,041
Foreign currency translation adjustment	361	206	-	59	2,653	3,279
Disposals due to discontinued operations	(23,392)	(19,667)	-	(3,703)	(245,558)	(292,320)
Balance at November 30, 2023	-	-	-	-	-	-

Accumulated Depreciation:
Balance at November 30, 2021	1,716	5,473	1,218	291	-	8,698
Amortization	9,236	2,688	4,210	1,006	-	17,140
Disposal	-	-	(5,375)	-	-	(5,375)
Impairment	-	-	-	-	236,677	236,677
Foreign currency translation adjustment	642	296	(53)	(13)	6,228	7,100
Balance at November 30, 2022	11,594	8,457	-	1,284	242,905	264,240
Amortization	1,593	554	-	179	-	2,326
Foreign currency translation adjustment	180	81	-	23	2,653	2,937
Disposals due to discontinued operations	(13,367)	(9,092)	-	(1,486)	(245,558)	(269,503)
Balance at November 30, 2023	-	-	-	-	-	-

Net Book Value:
At November 30, 2022	11,437	11,004	-	2,360	-	24,801
At November 30, 2023	-	-	-	-	-	-